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               WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
                                (Advisor Shares)

            Supplement to the Prospectus and Statement of Additional
                       Information dated February 17, 1998



Effective October 30, 1998, Advisor Shares of Warburg Pincus New York Intermediate Municipal Fund will no longer be offered to investors.



Dated: October 28, 1998                                 ADBDF-16-1098